FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Narrative (Details) $ in Thousands	1 Months Ended			6 Months Ended
	May 31, 2026 $ / shares	Feb. 28, 2026 $ / shares	Mar. 31, 2020 USD ($) derivative	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Apr. 30, 2020 USD ($)	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Dividends declared (in USD per share) | $ / shares	$ 1.55	$ 1.03
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount				250,000
Gain (loss) on derivatives				$ 1,500	$ (1,400)
Interest rate swap contract | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets				6,300		$ 9,000
Derivative instruments payable				0		$ 0
Interest rate swap contract | $150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount								150,000
Notional amount of derivatives matured				$ 150,000
Interest rate swap contract | $250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount			250,000				100,000
Number of derivatives entered into | derivative			3